FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.8%
	COMMUNICATIONS — 11.3%
3,094	Alphabet, Inc. - Class A1	$889,711
2,473	Alphabet, Inc. - Class C1	709,405
4,827	AT&T, Inc.[1]	139,935
37	Booking Holdings, Inc.[1]	155,782
1,737	Comcast Corp. - Class A1	49,869
1,340	Meta Platforms, Inc. - Class A1	766,654
2,607	Netflix, Inc.*,1	250,663
1,895	Uber Technologies, Inc.*,1	136,307
2,871	Verizon Communications, Inc.[1]	144,124
1,098	Walt Disney Co.[1]	105,825
		3,348,275
	CONSUMER DISCRETIONARY — 9.3%
5,935	Amazon.com, Inc.*,1	1,236,082
607	Home Depot, Inc.[1]	199,636
342	Lowe's Cos., Inc.[1]	80,808
815	McDonald's Corp.[1]	253,294
2,524	NIKE, Inc. - Class B1	133,318
1,301	Starbucks Corp.[1]	116,557
1,672	Tesla, Inc.*,1	621,566
679	TJX Cos., Inc.[1]	108,436
		2,749,697
	CONSUMER STAPLES — 5.4%
1,215	Altria Group, Inc.[1]	80,178
2,799	Coca-Cola Co.[1]	212,864
570	Colgate-Palmolive Co.[1]	48,581
281	Costco Wholesale Corp.[1]	279,997
933	Mondelez International, Inc. - Class A1	53,778
989	PepsiCo, Inc.[1]	153,582
1,126	Philip Morris International, Inc.[1]	186,173
1,652	Procter & Gamble Co.[1]	238,615
2,783	Walmart, Inc.[1]	345,871
		1,599,639
	ENERGY — 4.2%
1,861	Chevron Corp.[1]	385,041
1,216	ConocoPhillips[1]	160,512
4,148	Exxon Mobil Corp.[1]	703,750
		1,249,303
	FINANCIALS — 12.9%
426	American Express Co.[1]	128,856
4,200	Bank of America Corp.[1]	204,750

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,453	Berkshire Hathaway, Inc. - Class B*,1	$696,278
114	BlackRock, Inc.[1]	109,635
1,322	Charles Schwab Corp.[1]	124,241
1,803	Chubb Ltd.[1]	587,652
1,118	Citigroup, Inc.[1]	126,792
238	Goldman Sachs Group, Inc.[1]	201,346
1,701	JPMorgan Chase & Co.[1]	500,366
650	Mastercard, Inc. - Class A1	324,779
957	Morgan Stanley[1]	157,493
742	PayPal Holdings, Inc.[1]	33,561
972	U.S. Bancorp[1]	50,554
1,336	Visa, Inc. - Class A1	403,793
1,962	Wells Fargo & Co.[1]	156,195
		3,806,291
	HEALTH CARE — 9.5%
1,967	Abbott Laboratories[1]	201,952
1,103	AbbVie, Inc.[1]	239,891
336	Amgen, Inc.[1]	118,222
1,271	Bristol-Myers Squibb Co.[1]	77,086
1,437	CVS Health Corp.[1]	103,205
393	Danaher Corp.[1]	74,513
252	Elevance Health, Inc.[1]	73,773
496	Eli Lilly & Co.[1]	456,206
774	Gilead Sciences, Inc.[1]	107,872
402	Intuitive Surgical, Inc.*,1	185,318
1,504	Johnson & Johnson[1]	367,638
1,452	Medtronic PLC[1]	125,816
1,549	Merck & Co., Inc.[1]	186,329
3,549	Pfizer, Inc.[1]	99,656
235	Thermo Fisher Scientific, Inc.[1]	115,509
1,025	UnitedHealth Group, Inc.[1]	277,355
		2,810,341
	INDUSTRIALS — 8.8%
610	3M Co.[1]	88,590
901	Boeing Co.*,1	179,326
538	Caterpillar, Inc.[1]	381,152
289	Deere & Co.[1]	162,794
446	Eaton Corp. PLC[1]	159,521
646	Emerson Electric Co.[1]	84,639
198	FedEx Corp.[1]	70,523
1,213	General Electric Co. DBA GE Aerospace[1]	344,213

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
730	Honeywell International, Inc.[1]	$165,002
234	Lockheed Martin Corp.[1]	141,427
1,541	RTX Corp.[1]	297,259
541	Union Pacific Corp.[1]	131,257
674	United Parcel Service, Inc. - Class B1	66,308
1,384	Waste Management, Inc.[1]	318,029
		2,590,040
	MATERIALS — 2.4%
1,410	Linde PLC[1]	699,022

	REAL ESTATE — 1.5%
2,489	American Tower Corp., REIT[1]	429,552

	TECHNOLOGY — 32.8%
518	Accenture PLC[1]	102,714
350	Adobe, Inc.*,1	85,078
1,007	Advanced Micro Devices, Inc.*,1	204,854
7,857	Apple, Inc.[1]	1,994,028
493	Applied Materials, Inc.[1]	168,502
2,923	Broadcom, Inc.[1]	904,698
8,515	Cisco Systems, Inc.[1]	660,679
2,776	Intel Corp.*,1	122,505
781	International Business Machines Corp.[1]	189,306
233	Intuit, Inc.[1]	100,744
777	Lam Research Corp.	166,014
695	Micron Technology, Inc.	234,799
3,953	Microsoft Corp.[1]	1,463,282
12,921	NVIDIA Corp.[1]	2,253,422
1,406	Oracle Corp.[1]	206,837
1,910	Palantir Technologies, Inc. - Class A*,1	279,395
664	QUALCOMM, Inc.[1]	85,510
246	S&P Global, Inc.[1]	104,634
795	Salesforce, Inc.[1]	148,403
866	ServiceNow, Inc.*,1	90,540
562	Texas Instruments, Inc.[1]	109,107
		9,675,051
	UTILITIES — 2.7%
1,548	Duke Energy Corp.[1]	202,695

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
4,145	NextEra Energy, Inc.[1]	$384,987
2,192	Southern Co.[1]	211,572
		799,254
	TOTAL COMMON STOCKS
	(Cost $25,573,689)	29,756,465

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 2.7%
	CALL OPTIONS — 1.2%
	S&P 500 Index
5	Exercise Price: $6,000.01, Notional Amount: $3,000,005, Expiration Date: July 31, 2026*	367,124
	TOTAL CALL OPTIONS
	(Cost $171,009)	367,124

	PUT OPTIONS — 1.5%
	S&P 500 Index
5	Exercise Price: $5,000.01, Notional Amount: $2,500,005, Expiration Date: July 31, 2026*	21,833
62	Exercise Price: $5,346.56, Notional Amount: $33,148,672, Expiration Date: July 31, 2026*	398,340
	S&P 500 Mini Index
19	Exercise Price: $534.66, Notional Amount: $1,015,854, Expiration Date: July 31, 2026*	12,322
	TOTAL PUT OPTIONS
	(Cost $2,680,143)	432,495
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,851,152)	799,619

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
532,435	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	532,435
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $532,435)	532,435
	TOTAL INVESTMENTS — 105.3%
	(Cost $28,957,276)	31,088,519
	Liabilities in Excess of Other Assets — (5.3)%	(1,551,780)
	TOTAL NET ASSETS — 100.0%	$29,536,739

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (3.6)%
	CALL OPTIONS — (3.4)%
	3M Co.
(1)	Exercise Price: $144.00, Notional Amount: $(14,400), Expiration Date: April 2, 2026*	$(210)
	Abbott Laboratories
(4)	Exercise Price: $105.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(72)
	AbbVie, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,600)
	Accenture PLC
(1)	Exercise Price: $192.50, Notional Amount: $(19,250), Expiration Date: April 2, 2026*	(580)
	Adobe, Inc.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(885)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $202.50, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(805)
	Alphabet, Inc. - Class A
(7)	Exercise Price: $275.00, Notional Amount: $(192,500), Expiration Date: April 2, 2026*	(9,030)
	Alphabet, Inc. - Class C
(6)	Exercise Price: $275.00, Notional Amount: $(165,000), Expiration Date: April 2, 2026*	(7,275)
	Altria Group, Inc.
(3)	Exercise Price: $66.00, Notional Amount: $(19,800), Expiration Date: April 2, 2026*	(150)
	Amazon.com, Inc.
(13)	Exercise Price: $200.00, Notional Amount: $(260,000), Expiration Date: April 2, 2026*	(11,017)
	American Express Co.
(1)	Exercise Price: $292.50, Notional Amount: $(29,250), Expiration Date: April 2, 2026*	(1,055)
	Amgen, Inc.
(1)	Exercise Price: $350.00, Notional Amount: $(35,000), Expiration Date: April 2, 2026*	(498)
	Apple, Inc.
(18)	Exercise Price: $247.50, Notional Amount: $(445,500), Expiration Date: April 2, 2026*	(12,330)
	Applied Materials, Inc.
(1)	Exercise Price: $335.00, Notional Amount: $(33,500), Expiration Date: April 2, 2026*	(1,018)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(11)	Exercise Price: $29.00, Notional Amount: $(31,900), Expiration Date: April 2, 2026*	$(259)
	Bank of America Corp.
(9)	Exercise Price: $47.00, Notional Amount: $(42,300), Expiration Date: April 2, 2026*	(1,651)
	Berkshire Hathaway, Inc. - Class B
(3)	Exercise Price: $470.00, Notional Amount: $(141,000), Expiration Date: April 2, 2026*	(3,052)
	Boeing Co.
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(1,835)
	Bristol-Myers Squibb Co.
(3)	Exercise Price: $59.00, Notional Amount: $(17,700), Expiration Date: April 2, 2026*	(485)
	Broadcom, Inc.
(7)	Exercise Price: $300.00, Notional Amount: $(210,000), Expiration Date: April 2, 2026*	(7,805)
	Caterpillar, Inc.
(1)	Exercise Price: $695.00, Notional Amount: $(69,500), Expiration Date: April 2, 2026*	(1,877)
	Charles Schwab Corp.
(3)	Exercise Price: $92.00, Notional Amount: $(27,600), Expiration Date: April 2, 2026*	(695)
	Chevron Corp.
(4)	Exercise Price: $212.50, Notional Amount: $(85,000), Expiration Date: April 2, 2026*	(214)
	Cisco Systems, Inc.
(19)	Exercise Price: $80.00, Notional Amount: $(152,000), Expiration Date: April 2, 2026*	(124)
	Citigroup, Inc.
(2)	Exercise Price: $108.00, Notional Amount: $(21,600), Expiration Date: April 2, 2026*	(1,120)
	Coca-Cola Co.
(6)	Exercise Price: $76.00, Notional Amount: $(45,600), Expiration Date: April 2, 2026*	(354)
	Colgate-Palmolive Co.
(1)	Exercise Price: $84.00, Notional Amount: $(8,400), Expiration Date: April 2, 2026*	(168)
	ConocoPhillips
(3)	Exercise Price: $134.00, Notional Amount: $(40,200), Expiration Date: April 2, 2026*	(309)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $980.00, Notional Amount: $(98,000), Expiration Date: April 2, 2026*	$(1,850)
	CVS Health Corp.
(3)	Exercise Price: $70.00, Notional Amount: $(21,000), Expiration Date: April 2, 2026*	(678)
	Danaher Corp.
(1)	Exercise Price: $182.50, Notional Amount: $(18,250), Expiration Date: April 2, 2026*	(740)
	Deere & Co.
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: April 2, 2026*	(635)
	Eaton Corp. PLC
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 2, 2026*	(530)
	Eli Lilly & Co.
(1)	Exercise Price: $880.00, Notional Amount: $(88,000), Expiration Date: April 2, 2026*	(4,150)
	Emerson Electric Co.
(1)	Exercise Price: $126.00, Notional Amount: $(12,600), Expiration Date: April 2, 2026*	(490)
	Exxon Mobil Corp.
(9)	Exercise Price: $170.00, Notional Amount: $(153,000), Expiration Date: April 2, 2026*	(1,746)
	General Electric Co. DBA GE Aerospace
(3)	Exercise Price: $285.00, Notional Amount: $(85,500), Expiration Date: April 2, 2026*	(879)
	Gilead Sciences, Inc.
(2)	Exercise Price: $135.00, Notional Amount: $(27,000), Expiration Date: April 2, 2026*	(875)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $800.00, Notional Amount: $(80,000), Expiration Date: April 2, 2026*	(4,552)
	Home Depot, Inc.
(1)	Exercise Price: $322.50, Notional Amount: $(32,250), Expiration Date: April 2, 2026*	(730)
	Honeywell International, Inc.
(2)	Exercise Price: $222.50, Notional Amount: $(44,500), Expiration Date: April 2, 2026*	(870)
	Intel Corp.
(6)	Exercise Price: $43.00, Notional Amount: $(25,800), Expiration Date: April 2, 2026*	(963)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $235.00, Notional Amount: $(47,000), Expiration Date: April 2, 2026*	$(1,595)
	Intuit, Inc.
(1)	Exercise Price: $415.00, Notional Amount: $(41,500), Expiration Date: April 2, 2026*	(1,930)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $455.00, Notional Amount: $(45,500), Expiration Date: April 2, 2026*	(895)
	Johnson & Johnson
(3)	Exercise Price: $240.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(1,537)
	JPMorgan Chase & Co.
(4)	Exercise Price: $282.50, Notional Amount: $(113,000), Expiration Date: April 2, 2026*	(4,830)
	Lam Research Corp.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,495)
	Lockheed Martin Corp.
(1)	Exercise Price: $615.00, Notional Amount: $(61,500), Expiration Date: April 2, 2026*	(263)
	Lowe's Cos., Inc.
(1)	Exercise Price: $230.00, Notional Amount: $(23,000), Expiration Date: April 2, 2026*	(688)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $485.00, Notional Amount: $(48,500), Expiration Date: April 2, 2026*	(1,627)
	McDonald's Corp.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 2, 2026*	(915)
	Medtronic PLC
(3)	Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: April 2, 2026*	(161)
	Merck & Co., Inc.
(3)	Exercise Price: $120.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(423)
	Meta Platforms, Inc. - Class A
(3)	Exercise Price: $525.00, Notional Amount: $(157,500), Expiration Date: April 2, 2026*	(14,377)
	Micron Technology, Inc.
(2)	Exercise Price: $357.50, Notional Amount: $(71,500), Expiration Date: April 2, 2026*	(443)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Microsoft Corp.
(9)	Exercise Price: $355.00, Notional Amount: $(319,500), Expiration Date: April 2, 2026*	$(14,197)
	Mondelez International, Inc. - Class A
(2)	Exercise Price: $58.00, Notional Amount: $(11,600), Expiration Date: April 2, 2026*	(95)
	Morgan Stanley
(2)	Exercise Price: $157.50, Notional Amount: $(31,500), Expiration Date: April 2, 2026*	(1,500)
	Netflix, Inc.
(6)	Exercise Price: $93.00, Notional Amount: $(55,800), Expiration Date: April 2, 2026*	(2,055)
	NextEra Energy, Inc.
(9)	Exercise Price: $91.00, Notional Amount: $(81,900), Expiration Date: April 2, 2026*	(2,016)
	NIKE, Inc. - Class B
(6)	Exercise Price: $51.00, Notional Amount: $(30,600), Expiration Date: April 2, 2026*	(1,890)
	NVIDIA Corp.
(29)	Exercise Price: $167.50, Notional Amount: $(485,750), Expiration Date: April 2, 2026*	(21,170)
	Oracle Corp.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(2,317)
	Palantir Technologies, Inc. - Class A
(4)	Exercise Price: $143.00, Notional Amount: $(57,200), Expiration Date: April 2, 2026*	(1,830)
	PayPal Holdings, Inc.
(2)	Exercise Price: $44.00, Notional Amount: $(8,800), Expiration Date: April 2, 2026*	(291)
	PepsiCo, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 2, 2026*	(700)
	Pfizer, Inc.
(8)	Exercise Price: $27.00, Notional Amount: $(21,600), Expiration Date: April 2, 2026*	(872)
	Philip Morris International, Inc.
(3)	Exercise Price: $162.50, Notional Amount: $(48,750), Expiration Date: April 2, 2026*	(1,058)
	Procter & Gamble Co.
(4)	Exercise Price: $143.00, Notional Amount: $(57,200), Expiration Date: April 2, 2026*	(838)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	QUALCOMM, Inc.
(1)	Exercise Price: $127.00, Notional Amount: $(12,700), Expiration Date: April 2, 2026*	$(269)
	RTX Corp.
(3)	Exercise Price: $190.00, Notional Amount: $(57,000), Expiration Date: April 2, 2026*	(1,320)
	S&P 500 Index
(5)	Exercise Price: $5,000.01, Notional Amount: $(2,500,005), Expiration Date: July 31, 2026*	(808,804)
	S&P Global, Inc.
(1)	Exercise Price: $405.00, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(2,255)
	Salesforce, Inc.
(2)	Exercise Price: $180.00, Notional Amount: $(36,000), Expiration Date: April 2, 2026*	(1,475)
	ServiceNow, Inc.
(2)	Exercise Price: $100.00, Notional Amount: $(20,000), Expiration Date: April 2, 2026*	(1,030)
	Southern Co.
(5)	Exercise Price: $96.00, Notional Amount: $(48,000), Expiration Date: April 2, 2026*	(500)
	Starbucks Corp.
(3)	Exercise Price: $87.00, Notional Amount: $(26,100), Expiration Date: April 2, 2026*	(894)
	Tesla, Inc.
(4)	Exercise Price: $360.00, Notional Amount: $(144,000), Expiration Date: April 2, 2026*	(5,460)
	Texas Instruments, Inc.
(1)	Exercise Price: $190.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(523)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $475.00, Notional Amount: $(47,500), Expiration Date: April 2, 2026*	(1,895)
	TJX Cos., Inc.
(2)	Exercise Price: $155.00, Notional Amount: $(31,000), Expiration Date: April 2, 2026*	(985)
	U.S. Bancorp
(2)	Exercise Price: $51.00, Notional Amount: $(10,200), Expiration Date: April 2, 2026*	(254)
	Uber Technologies, Inc.
(4)	Exercise Price: $69.00, Notional Amount: $(27,600), Expiration Date: April 2, 2026*	(1,320)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Union Pacific Corp.
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: April 2, 2026*	$(425)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $95.00, Notional Amount: $(19,000), Expiration Date: April 2, 2026*	(689)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $257.50, Notional Amount: $(51,500), Expiration Date: April 2, 2026*	(2,715)
	Verizon Communications, Inc.
(6)	Exercise Price: $50.00, Notional Amount: $(30,000), Expiration Date: April 2, 2026*	(297)
	Visa, Inc. - Class A
(3)	Exercise Price: $295.00, Notional Amount: $(88,500), Expiration Date: April 2, 2026*	(2,422)
	Walmart, Inc.
(6)	Exercise Price: $123.00, Notional Amount: $(73,800), Expiration Date: April 2, 2026*	(1,188)
	Walt Disney Co.
(2)	Exercise Price: $92.00, Notional Amount: $(18,400), Expiration Date: April 2, 2026*	(835)
	Wells Fargo & Co.
(4)	Exercise Price: $77.00, Notional Amount: $(30,800), Expiration Date: April 2, 2026*	(1,120)
	TOTAL CALL OPTIONS
	(Proceeds $565,180)	(1,004,844)

	PUT OPTIONS — (0.2)%
	S&P 500 Index
(5)	Exercise Price: $6,000.01, Notional Amount: $(3,000,005), Expiration Date: July 31, 2026*	(73,187)
	TOTAL PUT OPTIONS
	(Proceeds $328,741)	(73,187)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $893,921)	$(1,078,031)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $4,756,707, which represents 16.10% of the total net assets of the Fund.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$1,087,073	3.6%
Switzerland	587,652	2.0%
United States	29,413,794	99.7%
Total Investments	31,088,519	105.3%
Liabilities in Excess of Other Assets	(1,551,780)	(5.3)%
Total Net Assets	$29,536,739	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.3%
Consumer Discretionary	9.3%
Consumer Staples	5.4%
Energy	4.2%
Financials	12.9%
Health Care	9.5%
Industrials	8.8%
Materials	2.4%
Real Estate	1.5%
Technology	32.8%
Utilities	2.7%
Total Common Stocks	100.8%
Purchased Options Contracts	2.7%
Short-Term Investments	1.8%
Total Investments	105.3%
Liabilities in Excess of Other Assets	(5.3)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurements (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund – Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level [1]	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$29,756,465	$-	$-	$29,756,465
Short-Term Investments	532,435	-	-	532,435
Total Investments	30,288,900	-	-	30,288,900
Purchased Options Contracts	-	799,619	-	799,619
Total Investments and Options	$30,288,900	$799,619	$-	$31,088,519

Liabilities
Written Options Contracts	$196,040	$881,991	$-	$1,078,031
Total Written Options Contracts	$196,040	$881,991	$-	$1,078,031

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.